Earnings per share (Tables)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Summary of Earnings per Share

(EUR thousand)	For the financial year ended March 31
Earnings per share	2023	2022	2021
Loss attributable to the owners of the parent	(25,621)	(97,177)	(434,069)
Loss attributable to the owners of the parent attributable to ordinary shares	(21,635)	(88,460)	(386,890)
Loss attributable to the owners of the parent attributable to preference shares	(3,986)	(8,717)	(47,178)
Weighted average number of basic and diluted ordinary shares outstanding (thousand)	187,326	179,455	169,391
Weighted average number of basic and diluted preference shares outstanding (thousand)	34,509	17,684	20,656
Basic and diluted loss per ordinary share	(0.12)	(0.49)	(2.28)